Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating cash flows from operating leases	$ 57,664	$ 57,716	$ 247,109	$ 230,865	$ 183,382
Weighted average discount rate	4.97%	3.47%	4.95%	3.44%	3.26%
Weighted average remaining lease term (years)	4 years 21 days	1 year 9 months 7 days	4 years 3 months 3 days	2 years 29 days	2 years 10 months 6 days